CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	As of December 31,
	2025	2024
	US$’000	US$’000
Cash on hand and cash at banks	33,163	34,035
Balances per statement of cash flows	33,163	34,035